Short-term investments	12 Months Ended
Dec. 31, 2016
Short-term Investments [Abstract]
Short-term investments
8.	Short-term investments

Short-term investments consisted of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Variable-rate financial instruments	190,590	833,480
Available-for-sale securities	77,060	—
Total	267,650	833,480

Variable-rate financial instruments represent investments in wealth management products with variable interest rates or principal non-guaranteed which were purchased from commercial banks and other financial institutions. The fair values are based on cash flow discounted using the judgment that expected return will be obtained upon maturity.

The Group purchased stock of a US listed company in private placement in December 2014 at a cost of RMB61,184 (US$10,000) and accounted for it as available-for-sale securities. In April 2016, the Group received total cash proceeds of RMB61,776 (US$9,539) and recognized approximately RMB2,989 (US$461) investment loss upon the disposal of the available-for-sale securities.